Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions
Related Party Transactions

8. Related Party Transactions. The following is a summary of related party transactions that met our disclosure threshold for the three months ended March 31, 2022 and 2021:

Asset Purchase Agreement

Ainos KY and the Company entered into an Asset Purchase Agreement dated as of November 18, 2021(the “Asset Purchase Agreement”), as modified by an Amended and Restated Asset Purchase Agreement dated as of January 29, 2022 (the “Amended Asset Purchase Agreement”). Pursuant to the Asset Purchase Agreement, the Company acquired certain intellectual property assets and certain manufacturing, testing, and office equipment for a total purchase price of $26,000,000. Pursuant to the Asset Purchase Agreement, the Company agreed to hire certain employees of Ainos KY who are responsible for research and development of the IP Assets and/or Equipment on terms at least equal to the compensation arrangements undertaken by Ainos KY. From and after the closing, we will have no responsibility, duty or liability with respect to any employee benefit plans of Ainos KY. As payment of the purchase price, we issued to Ainos KY a Convertible Promissory Note in the principal amount of $26,000,000 upon closing on January 30, 2022 (the “APA Convertible Note”). Refer to Note 7 of the Notes to Financial Statements for more information.

Related Party Working Capital

All convertible and other notes payable were issued either as a result of financing or deferred compensation provided by related parties. As of March 31, 2022 and December 31, 2021, the convertible and non-convertible notes payable for related parties totaled $4,355,931 and $3,505,931, respectively. Refer to Note 6 and 7 of the Notes to Financial Statements for more information.

Purchase related to COVID-19 Antigen Rapid Test Kits

We incurred costs associated with finished goods, raw materials and manufacturing fees for Covid-19 antigen rapid test kits from TCNT pursuant to a Sales and Marketing Agreement, totaling $386,412 for the three months ended March 31, 2022. There were no purchases from TCNT during the same period last year.

Product Co-development Agreement

Pursuant to the five-year product co-development agreement effective on August 1, 2021 with TCNT (the “Product Co-Development Agreement”) we incurred development expenses totaling $167,422 for the three months ended March 31, 2022 of which $109,131 is in accrued payable as of March 31, 2022.

Promissory Note Extension Agreement

On March 17, 2022, we executed a Promissory Note Extension Agreement with Ainos KY in which the due dates for certain convertible notes enumerated as #12.21 to #24.21 issued by the Company to Ainos KY were extended to February 28, 2023 (the “Promissory Note Extension Agreement”). The total unpaid principal for these extended period convertible notes amount to $3,000,000 in the aggregate. Refer to Footnote 1 of Note 6 of the Notes to Financial Statements for more information.

5. Related Party Transactions

The following is a summary of related party transactions in 2021 and 2020 to which we have been a participant in which the amount involved exceeded or will exceed the lesser of $120,000 or 1% of the average of our total assets as of December 31, 2021 and 2020, and in which any of our directors, executive officers or holders of more than 5% of our capital stock, or any of our directors, executive officers or holders of more than 5% of our outstanding capital stock, or any immediate family member of, or person sharing the household with, any of these individuals or entities, had or will have a direct or indirect material interest, other than compensation arrangements which are described in Part II, Item 5 “Market for the Registrant’s Common Equity and Related Shareholder Matters, and Issuer Purchases of Equity Securities,” and Part III, Item 11 “Executive Compensation.”

Name of the related party	Relationship	Description
Taiwan Carbon Nano Technology Corporation (“TCNT”)	Affiliated company	TCNT is the majority shareholder of Ainos KY

Ainos, Inc. (Cayman Island) (“Ainos KY”)	Affiliated company	Ainos KY is the majority shareholder of the Company

ASE Technology Holding	Affiliated company	Sole owner of ASE Test Inc. which is Ainos KY’s board member and has more than 10% of the voting rights in Ainos KY

Dr. Stephen T. Chen	Ainos’ former Chairman, President, CEO and CFO	Shareholder with more than 5% of the Company voting rights in 2021 and 2020

Purchase of intangible assets and equipment

Securities Purchase Agreement

On April 15, 2021, we consummated the Securities Purchase Agreement with Ainos KY. Pursuant to the Securities Purchase Agreement, we issued 100,000,000 shares of common stock at $0.20 per share to Ainos KY in exchange for certain patent assignments, increased its authorized common stock to 300,000,000 shares, and changed the Company’s name to “Ainos, Inc.” Immediately after the consummation of the transaction Ainos KY owned approximately 70.30% of the Company’s issued and outstanding shares of common stock.

Asset Purchase Agreement

On November 18, 2021, we entered into an Asset Purchase Agreement as modified by an Amended and Restated Asset Purchase Agreement dated as of January 29, 2022 (the “Asset Purchase Agreement”) with Ainos KY. We closed the transaction on January 30, 2022. See Notes 2, 3, and 12 for a discussion of the transaction.

Related Party Financing

All convertible and other notes payable were issued either as a result of financing or deferred compensation provided by shareholders. As of December 31, 2021 and 2020, the convertible notes payable and non-convertible notes payable for related parties totaled $3,505,931 and $805,001, respectively. Refer to Note 4 of the Notes to Financial Statements, which are incorporated herein by this reference, for more information.

Other transactions

COVID-19 Test Kits Sales and Marketing Agreement with Ainos KY

On June 14, 2021, we entered into an exclusive agreement with Ainos KY to serve as the master sales and marketing agent for the Ainos COVID-19 antigen rapid test kit and COVID-19 nucleic acid test kits which are manufactured by TCNT. On June 7, 2021, the TFDA issued an emergency use authorization to TCNT for the Ainos COVID-19 antigen rapid test kit that will be sold and marketed under the “Ainos” brand in Taiwan. As TCNT secures regulatory authorizations from foreign regulatory agencies, we expect to partner with regional distributors to promote sales in other strategic markets. We purchased $183,444 of COVID-19 antigen rapid test kit inventory from TCNT for the year ended December 31, 2021 and $0 in 2020.

Ainos - TCNT Product Development

On August 1, 2021, we entered into a five-year product development agreement with TCNT. Pursuant to the agreement both parties will endeavor to work together to develop pharmaceutical, medical and preventive medicine related products, with the Company being the exclusive sales agent. We will bear the cost associated with product development and TCNT will make accessible its personnel and facilities. Both parties shall each jointly own the intellectual property rights of all research results of the co-development collaboration. As a result, we incurred product development expenses totaling $205,883 as of December 31, 2021 of which $65,156 is in accrued payable as of December 31, 2021 and $0 in product development expenses in 2020.

COVID-19 Antigen Rapid Test Kits Sales

We sold Covid-19 antigen rapid test kits to ASE Technology Holding totaling $209,468 for the year ended December 31, 2021 and $0 in 2020.